Note 6 - Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Balance, September 30, 2015	Warrants
	outstanding	Price Range
Outstanding as of December 31, 2014	8,838,122	$0.125	–	1.00
Issued	9,387,214	0.30	–	0.75
Expired	(4,582,079)	0.25	–	0.75
Outstanding as of September 30, 2015	13,643,257	$0.125	–	1.00
Balance, September 30, 2016	Warrants
	outstanding	Price Range
Outstanding as of December 31, 2015	13,779,438	$0.125	–	1.00
Issued	5,670,996	0.35	–	0.70
Exercised	(1,150,000)	0.30	–	0.40
Expired	(263,545)	0.55	–	0.75
Outstanding as of September 30, 2016	18,036,889	$0.125	–	1.00

	Number of
	Shares	Price Range
Outstanding as of December 31, 2013	10,618,771	$0.125	–	1.00
Issued	5,185,001	0.30	–	0.50
Exercised	(674,288)	0.50	–	1.00
Expired	(6,291,362)	0.50	–	1.00
Outstanding as of December 31, 2014	8,838,122	$0.125	–	1.00
Issued	12,693,395	0.30	–	0.45
Exercised	—	0.30	–	0.50
Expired	(7,752,079)	0.25	–	0.75
Outstanding as of December 31, 2015	13,779,438	$0.125	–	1.00

Schedule Of Assumptions Used To Determine Fair Value Of Warrants [Table Text Block]
	2015			2016
Risk free interest rate	0.97	–	1.60%	0.95	–	1.36%
Expected volatility	255	–	332%	311	–	315%
Expected dividend yield		–			–
Forfeiture rate		–			–
Expected life in years	3	–	5		5

	2014			2015
Risk free interest rate	0.09	–	1.55%	.97	–	1.60%
Expected volatility	184	–	349%	255	–	332%
Expected dividend yield		—			—
Forfeiture rate		—			—
Expected life in years	1	–	5	3	–	5